UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1365

                              Scudder Growth Trust
                              --------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 295-2663
                                                           --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS



Scudder Growth Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                Shares                  Value ($)
                                                                      -------------------------------------------

Common Stocks 97.4%
Consumer Discretionary 14.2%
Automobiles 1.6%
Harley-Davidson, Inc.                                                          237,600                14,434,200
                                                                                                     -----------
Hotels Restaurants & Leisure 1.5%
International Game Technology                                                  304,200                10,458,396
YUM! Brands, Inc.                                                               52,500                 2,476,950
                                                                                                     -----------
                                                                                                      12,935,346

Household Durables 0.3%
Fortune Brands, Inc.                                                            38,500                 2,971,430
                                                                                                     -----------
Internet & Catalog Retail 1.2%
eBay, Inc.*                                                                     89,900                10,453,572
                                                                                                     -----------
Media 3.7%
Comcast Corp. "A"*                                                             211,300                 6,939,092
McGraw-Hill Companies, Inc.                                                     55,600                 5,089,624
Omnicom Group, Inc. (b)                                                        156,700                13,212,944
Viacom, Inc. "B"                                                               217,700                 7,922,103
                                                                                                     -----------
                                                                                                      33,163,763

Multiline Retail 2.7%
Kohl's Corp.*                                                                   96,700                 4,754,739
Target Corp. (b)                                                               360,300                18,710,379
                                                                                                     -----------
                                                                                                      23,465,118

Specialty Retail 3.2%
Bed Bath & Beyond, Inc.*                                                       161,400                 6,428,562
Home Depot, Inc. (b)                                                           120,200                 5,137,348
Lowe's Companies, Inc.                                                          92,200                 5,309,798
Staples, Inc.                                                                  335,800                11,319,818
                                                                                                     -----------
                                                                                                      28,195,526

Consumer Staples 11.4%
Beverages 2.1%
PepsiCo, Inc.                                                                  365,500                19,079,100
                                                                                                     -----------
Food & Staples Retailing 4.3%
Wal-Mart Stores, Inc.                                                          468,100                24,725,042
Walgreen Co.                                                                   339,500                13,026,615
                                                                                                     -----------
                                                                                                      37,751,657

Food Products 1.6%
Dean Foods Co.*                                                                122,500                 4,036,375
Hershey Foods Corp.                                                            101,900                 5,659,526
Kellogg Co.                                                                     99,700                 4,452,602
                                                                                                     -----------
                                                                                                      14,148,503

Household Products 3.4%
Colgate-Palmolive Co.                                                          123,300                 6,308,028
Kimberly-Clark Corp.                                                            65,900                 4,336,879
Procter & Gamble Co.                                                           347,100                19,118,268
                                                                                                     -----------
                                                                                                      29,763,175

Energy 8.7%
Energy Equipment & Services 4.0%
Baker Hughes, Inc.                                                             239,600                10,223,732
Nabors Industries Ltd.*                                                        183,700                 9,421,973
Schlumberger Ltd.                                                              168,800                11,301,160
Transocean, Inc.*                                                              114,400                 4,849,416
                                                                                                     -----------
                                                                                                      35,796,281

Oil & Gas 4.7%
ConocoPhillips                                                                 111,300                 9,664,179
Devon Energy Corp.                                                             283,600                11,037,712
EOG Resources, Inc. (b)                                                        288,300                20,573,088
                                                                                                     -----------
                                                                                                      41,274,979

Financials 7.0%
Capital Markets 2.1%
Goldman Sachs Group, Inc.                                                       41,700                 4,338,468
Lehman Brothers Holdings, Inc.                                                  66,500                 5,817,420
Morgan Stanley                                                                 159,100                 8,833,232
                                                                                                     -----------
                                                                                                      18,989,120

Consumer Finance 1.6%
American Express Co. (b)                                                       251,600                14,182,692
                                                                                                     -----------
Diversified Financial Services 1.4%
Citigroup, Inc.                                                                257,000                12,382,260
                                                                                                     -----------
Insurance 1.9%
AFLAC, Inc.                                                                    207,900                 8,282,736
American International Group, Inc.                                             125,750                 8,258,002
                                                                                                     -----------
                                                                                                      16,540,738

Health Care 22.1%
Biotechnology 5.5%
Amgen, Inc.*                                                                   213,600                13,702,440
Biogen Idec, Inc.*                                                             160,000                10,657,600
Genentech, Inc.* (b)                                                           244,900                13,332,356
Gilead Sciences, Inc.*                                                         323,700                11,326,263
                                                                                                     -----------
                                                                                                      49,018,659

Health Care Equipment & Supplies 6.2%
Baxter International, Inc.                                                     203,900                 7,042,706
Boston Scientific Corp.*                                                       236,900                 8,421,795
C.R. Bard, Inc.                                                                120,000                 7,677,600
Medtronic, Inc.                                                                319,100                15,849,697
Zimmer Holdings, Inc.*                                                         194,900                15,615,388
                                                                                                     -----------
                                                                                                      54,607,186

Health Care Providers & Services 1.9%
UnitedHealth Group, Inc.                                                       190,000                16,725,700
                                                                                                     -----------
Pharmaceuticals 8.5%
Abbott Laboratories                                                            153,100                 7,142,115
Eli Lilly & Co. (b)                                                             91,400                 5,186,950
Johnson & Johnson                                                              516,206                32,737,784
Pfizer, Inc.                                                                   697,895                18,766,397
Teva Pharmaceutical Industries Ltd. (ADR)                                      392,700                11,726,023
                                                                                                     -----------
                                                                                                      75,559,269

Industrials 9.2%
Aerospace & Defense 2.0%
United Technologies Corp.                                                      176,200                18,210,270
                                                                                                     -----------
Air Freight & Logistics 1.7%
FedEx Corp.                                                                    149,900                14,763,651
                                                                                                     -----------
Industrial Conglomerates 4.9%
3M Co.                                                                         106,200                 8,715,834
General Electric Co.                                                           961,400                35,091,100
                                                                                                     -----------
                                                                                                      43,806,934

Machinery 0.6%
Caterpillar, Inc.                                                               52,600                 5,129,026
                                                                                                     -----------
Information Technology 23.9%
Communications Equipment 3.8%
Cisco Systems, Inc.*                                                         1,051,050                20,285,265
QUALCOMM, Inc.*                                                                314,500                13,334,800
                                                                                                     -----------
                                                                                                      33,620,065

Computers & Peripherals 4.3%
Dell, Inc.*                                                                    171,500                 7,227,010
EMC Corp.*                                                                   1,109,200                16,493,804
International Business Machines Corp.                                          142,000                13,998,360
                                                                                                     -----------
                                                                                                      37,719,174

IT Consulting & Services 3.2%
Accenture Ltd. "A"*                                                            309,500                 8,356,500
Fiserv, Inc.*                                                                  244,300                 9,818,417
Paychex, Inc.                                                                  303,500                10,343,280
                                                                                                     -----------
                                                                                                      28,518,197

Semiconductors & Semiconductor Equipment 4.5%
Intel Corp.                                                                    982,910                22,990,265
Linear Technology Corp.                                                        261,180                10,123,337
Texas Instruments, Inc.                                                        285,400                 7,026,548
                                                                                                     -----------
                                                                                                      40,140,150

Software 8.1%
Adobe Systems, Inc.                                                             44,900                 2,817,026
Electronic Arts, Inc.*                                                         211,800                13,063,824
Intuit, Inc.*                                                                  129,925                 5,717,999
Microsoft Corp.                                                              1,306,980                34,909,436
Oracle Corp.*                                                                  523,500                 7,182,420
Symantec Corp.*                                                                306,000                 7,882,560
                                                                                                     -----------
                                                                                                      71,573,265

Materials 0.9%
Chemicals
Ecolab, Inc.                                                                   214,600                 7,538,898
                                                                                                     -----------

Total Common Stocks (Cost $654,248,073)                                                              862,457,904
                                                                                                     -----------
Exchange Traded Funds 0.9%
iShares Nasdaq Biotechnology Index Fund* (b)                                    52,600                 3,966,040
Semiconductor HOLDRs Trust                                                     128,100                 4,273,416
                                                                                                     -----------
Total Exchange Traded Funds (Cost $8,657,017)                                                          8,239,456

Securities Lending Collateral 5.8%
Daily Assets Fund Institutional 2.25% (c)(d)
(Cost $51,191,575)                                                          51,191,575                51,191,575
                                                                                                     -----------
Cash Equivalents 0.4%
Scudder Cash Management QP Trust 2.24% (a)
(Cost $3,757,646)                                                            3,757,646                 3,757,646
                                                                                                     -----------

                                                                                  % of
                                                                            Net Assets                  Value ($)
                                                                            ----------                  ---------

Total Investment Portfolio  (Cost $717,854,311)                                  104.5               925,646,581
Other Assets and Liabilities, Net                                                 -4.5               -40,248,146
                                                                                                     -----------
Net Assets                                                                       100.0               885,398,435
                                                                                                     ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $50,041,846, which is 5.7% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

HOLDRs: Holding Company Depositary Receipts

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Growth Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Growth Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005